Other Expense, Net - Schedule of Other Expense and Income Categories in Consolidated Statements of Operations and Comprehensive (Loss) Income (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 22, 2024	Dec. 31, 2023	Dec. 22, 2023	Dec. 31, 2022	Dec. 22, 2022
Schedule of Other Expense and Income Categories in Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Foreign currency exchange (gain) loss	$ (5,740,232)	$ (1,590,689)	$ (5,843,939)	$ (2,037,358)		$ (1,972,531)		$ 2,295,582		$ (5,509,581)
Adjustment to indemnification obligation						(531,991)		324,907		(252,949)
Interest expense	(1,516,978)	(10,046)	(1,875,552)	(10,046)		122,778
Forgiveness of accrued interest										(1,414,406)
Loss on deconsolidation of VIEs									$ 963,138	11,501,952
Other expense	17,659,796	1,416,988	18,749,213	1,443,480	$ (2,302,693)	79,051	$ 2,801,285	180,796	$ 2,869,397	(1,455,619)
Other expense, net	$ (17,659,796)	$ (1,416,988)	$ (18,749,213)	$ (1,443,480)		$ (2,302,693)		$ 2,801,285		$ 2,869,397